January 8, 2010

BNY MELLON FUNDS TRUST - BNY Mellon Balanced Fund - BNY Mellon Large Cap Stock Fund - BNY Mellon Emerging Markets Fund - BNY Mellon International Fund

Supplement to Prospectus dated December 31, 2009 (Class M and Investor Class Shares)

The following information supersedes and replaces any contrary information contained in the section of the funds’ Prospectus entitled “Management-Portfolio Managers”:

Name of fund	Primary portfolio manager
BNY Mellon Balanced Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
BNY Mellon Large Cap Stock Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
BNY Mellon Emerging Markets Fund	D. Kirk Henry (value investment style) and
Sean P. Fitzgibbon and Jay Malikowski (core
investment style)
BNY Mellon International Fund	D. Kirk Henry (value investment style) and
Sean P. Fitzgibbon and Mark A. Bogar (core
investment style)

Biographical information

Sean P. Fitzgibbon, CFA, has been a primary portfolio manager of BNY Mellon Large Cap Stock Fund and BNY Mellon Balanced Fund since February 2007, of BNY Mellon U.S. Core Equity 130/30 Fund since its inception in July 2007, and of BNY Mellon Emerging Markets Fund and BNY Mellon International Fund since January 2010. Mr. Fitzgibbon has been employed by Dreyfus since October 2004. He also is a senior managing director, portfolio manager, research analyst and head of the global core equity team at The Boston Company Asset Management, LLC (TBCAM), a Dreyfus affiliate, where he has been employed (or with an affiliate) since 1991.

Jeffrey D. McGrew, CFA, has been a primary portfolio manager of BNY Mellon U.S. Core Equity 130/30 Fund since its inception in July 2007 and of BNY Mellon Large Cap Stock Fund and BNY Mellon Balanced Fund since January 2010. Mr. McGrew has been employed by Dreyfus since April 2006. He also is a managing director, portfolio manager, research analyst and member of the global core equity team at TBCAM, where he has been employed since 2002.

Mark A. Bogar, CFA, has been a primary portfolio manager of BNY Mellon International Fund since January 2010. Mr. Bogar has been employed by Dreyfus since November 2008. He also is a director, portfolio manager, research analyst and member of the global core equity team at TBCAM, where he has been employed since August 2007. Prior to that, Mr. Bogar was at Putnam Investments in various capacities from 1998 to 2007.

Jay Malikowski has been a primary portfolio manager of BNY Mellon Emerging Markets Fund since January 2010. Mr. Malikowski has been employed by Dreyfus since January 2010. He also is a vice president, portfolio manager, research analyst and member of the global core equity team at TBCAM, where he has been employed since August 2007. Prior thereto, Mr. Malikowski was a graduate student, receiving an MBA degree in 2007, and, from 2000 through August 2005 was a manager at Deloitte Consulting.

January 8, 2010

BNY MELLON FUNDS TRUST - BNY Mellon Balanced Fund - BNY Mellon Large Cap Stock Fund - BNY Mellon U.S. Core Equity 130/30 Fund - BNY Mellon Emerging Markets Fund - BNY Mellon International Fund

Supplement to Statement of Additional Information (the “SAI”) dated December 31, 2009

The following information supersedes and replaces any contrary information contained in the section of the Funds’ SAI entitled “Management Arrangements – Portfolio Management”:

Fund	Portfolio Manager(s)
BNY Mellon Balanced Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
(Robert J. Eastman and James A. Lydotes)

BNY Mellon Large Cap Stock Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
(Robert J. Eastman and James A. Lydotes)

BNY Mellon U.S. Core Equity	Sean P. Fitzgibbon and Jeffrey D. McGrew
130/30 Fund	(Robert J. Eastman and James A. Lydotes)

BNY Mellon Emerging Markets Fund	D. Kirk Henry, Sean P. Fitzgibbon and Jay
Malikowski (Carolyn Kedersha and Warren
Skillman)

BNY Mellon International Fund	D. Kirk Henry, Sean P. Fitzgibbon and Mark
A. Bogar (Clifford Smith and Justin R. Sumner)